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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP
Address: 1133 Connecticut Avenue, N.W.
         Washington, DC 20036

Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sudhir Krishnamurthi
Title: Senior Managing Director
Phone: (202) 331-3400

Signature, Place, and Date of Signing:


      /s/ Sudhir Krishnamurthi             Washington, DC        August 6, 2010
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              14
Form 13F Information Table Value Total:        $100,832
                                          (in Thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number   Name
---   ---------------   ----
01

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                              FORM 13F INFORMATION TABLE


        ITEM 1             ITEM 2        ITEM 3   ITEM 4      ITEM 5       ITEM 6 ITEM 7      ITEM 8
        ------        ---------------- --------- ------- ---------------- ------- ------ ----------------
                                                                                         VOTING AUTHORITY
                                                  VALUE   SH/PRN SH/ PUT/ INVSTMT  OTHER ----------------
        ISSUER         TITLE OF CLASS    CUSIP   (x1000)  AMOUNT PRN CALL DISCRTN  MGRS  SOLE SHARED NONE
        ------        ---------------- --------- ------- ------- --- ---- ------- ------ ---- ------ ----
ISHARES INC           MSCI BRAZIL      464286400   8,015 129,360 SH         SOLE           X
ISHARES INC           MSCI THAILAND    464286624   2,810  61,000 SH         SOLE           X
ISHARES INC           MSCI CHILE INVES 464286640   1,831  32,300 SH         SOLE           X
ISHARES INC           MSCI TURKEY FD   464286715   1,577  29,800 SH         SOLE           X
ISHARES INC           MSCI TAIWAN      464286731   4,248 379,250 SH         SOLE           X
ISHARES INC           MSCI S KOREA     464286772  19,601 438,400 SH         SOLE           X
ISHARES INC           MSCI MEX INVEST  464286822   9,658 201,675 SH         SOLE           X
ISHARES INC           MSCI MALAYSIA    464286830   9,627 841,500 SH         SOLE           X
ISHARES TR INDEX      FTSE XNHUA IDX   464287184   7,495 191,550 SH         SOLE           X
ISHARES TR INDEX      MSCI EMERG MKT   464287234   9,763 261,590 SH         SOLE           X
MARKET VECTORS ETF TR RUSSIA ETF       57060U506   4,266 152,100 SH         SOLE           X
MARKET VECTORS ETF TR INDONESIA ETF    57060U753   7,173 100,000 SH         SOLE           X
SPDR INDEX SHS FDS    EUROPE ETF       78463X608  13,380 355,000 SH         SOLE           X
WISDOMTREE TRUST      INDIA ERNGS FD   97717W422   1,388  61,000 SH         SOLE           X